Summary of Significant Accounting Policies - Schedule of Revenue Source and Geographical Location for Sales and Usage-Based Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 549,540	$ 321,861	$ 1,134,899	$ 496,088	$ 610,323	$ 35,258
United States [Member]
Total revenue			1,118,486	496,088
Hong Kong [Member]
Total revenue			$ 16,413